Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Results of Operations (Unaudited)
Total Revenues	$ 777,978	$ 782,697	$ 786,892	$ 770,126	$ 768,207	$ 755,314	$ 754,396	$ 746,706	$ 3,117,693	$ 3,024,623	$ 3,003,955
Operating income (loss)	127,895	141,476	147,290	132,616	97,075	139,958	129,697	122,517	549,277	489,247	555,466
Income (loss) from continuing operations	12,674	858	272,702	42,721	48,339	5,330	27,340	18,152	328,955	99,161	182,707
Total income (loss) from discontinued operations	729		(326)	(612)	(684)	(571)	(98)	2,184	(209)	831	(6,774)
Net Income (Loss)	13,403	858	272,376	42,109	47,655	4,759	27,242	20,336	328,746	99,992	174,048
Net income (loss) attributable to Iron Mountain Incorporated	12,749	66	271,637	41,667	47,059	3,849	26,366	19,188	326,119	96,462	170,922
Earnings (Losses) per Share-Basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.06		$ 1.42	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 1.68	$ 0.52	$ 1.05
Total (Loss) Income from Discontinued Operations (in dollars per share)								$ 0.01			$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 1.67	$ 0.51	$ 0.98
Earnings (Losses) per Share-Diluted:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.09	$ 1.67	$ 0.52	$ 1.04
Total (Loss) Income from Discontinued Operations (in dollars per share)								$ 0.01			$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated ( in dollars per share)	$ 0.06		$ 1.40	$ 0.22	$ 0.24	$ 0.02	$ 0.14	$ 0.10	$ 1.66	$ 0.50	$ 0.98
Change in net income (loss)
Change in net income (loss) attributable to Iron Mountain Incorporated due to decrease in operating income	13,600				42,900
Decrease in operating income attributable to increase (decrease) in REIT conversion					(7,100)
Change in net income (loss) attributable to Iron Mountain Incorporated due to increase in interest expense	9,800
Offsetting the decrease in operating income and the increase in interest expense by reduction in other expenses, net					34,700
Change in net income (loss) attributable to reduction in the provision for income taxes	54,000				50,200
Change in other expenses attributable to reduction in debt extinguishment charges	16,500					43,600
Change in other expenses attributable to increase of foreign currency transaction losses					11,000
Decrease in operating income attributable to increase in restructuring costs					18,700
Decrease in operating income attributable to increase in facilities costs primarily associated with facility consolidation					11,200
Decrease in operating income attributable to increase in other cost					8,100
Decrease in operating income attributable to depreciation and amortization					3,600
Decrease in operating income attributable to increase in bad debt expense					2,200
Decrease in operating income attributable to charitable contributions					2,000
Decrease in operating income attributable to professional fees and charitable contributions	8,300
Change in revenue due to unfavorable changes in foreign exchange rates	4,700
Quarterly Results of Operations
Decrease in operating income attributable to increase in sales, marketing and account management costs within North American Business Records and Information Management Business and North American Data Management Business segments					3,000
North American Records and Information Management Business
Quarterly Results of Operations (Unaudited)
Total Revenues									1,795,361	1,769,233	1,780,299
North American Data Management
Quarterly Results of Operations (Unaudited)
Total Revenues									$ 390,207	$ 396,519	$ 404,253